Value Line Mid Cap Focused Fund, Inc.

Investor Class
(Ticker Symbol: VLIFX)
Institutional Class
(Ticker Symbol: VLMIX)

SUMMARY PROSPECTUS

MAY 1, 2026, AS AMENDED
SEPTEMBER 25, 2026

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund at www.vlfunds.com. You can also get this information at no cost by calling 800‑243‑2729 or by sending an email request to info@vlfunds.com. The current Prospectus and Statement of Additional information dated May 1, 2026, as amended September 25, 2026, as supplemented from time to time, are incorporated by reference into this Summary Prospectus.

VALUE LINE MID CAP FOCUSED FUND SUMMARY

Investment objective

The Fund’s sole investment objective is long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Class	Institutional Class
Management Fees	0.65%	0.65%
Distribution and Service (12b‑1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.20%
Total Annual Fund Operating Expenses	1.09%	0.85%

Example

The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year		3 years	5 years	10 years
Investor Class	$111		$347	$601	$1,329
Institutional Class	$87		$271	$471	$1,049

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies of the Fund

To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund considers companies to be mid-sized if they have market capitalizations between $10 billion and $90 billion at the time of purchase. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 70 companies. The Fund is actively managed by the Adviser, which seeks to purchase mid-cap growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies that have smaller or larger capitalizations than mid-sized companies.

The Fund invests primarily in companies that the Adviser believes demonstrate attractive risk-adjusted-return potential, which are selected utilizing the Adviser’s proprietary disciplined quantitative optimization process. The investment strategy combines fundamental market data with proprietary portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength, and diversification benefits. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while attempting to manage downside risk.

During the investment selection process, the Adviser utilizes the rankings of companies by the Value Line TimelinessTM Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).

The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund, you should carefully evaluate the risks.

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Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

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Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

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Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

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Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

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Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

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Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Ranking System Risk. The Adviser’s use of the results of the Ranking System in managing the Fund involves the risk that the Ranking System may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking System, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking System may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

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Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

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Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID‑19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

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Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

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Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.

Fund performance

The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P MidCap 400® Index) and a broad-based secondary index (the S&P 500® Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:
Q1 2019
+17.58
%
Worst Quarter:
Q1 2020
–16.75
%

After-tax returns included in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional

Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns for Periods Ended December 31, 2025

1 year	5 years	10 years	Since Inception 8/14/2017(1)
Investor Class
Return before taxes	0.80%	7.51%		12.49%
Return after taxes on distributions	0.29%	6.61%		11.55%
Return after taxes on distributions and sale of Fund shares	0.83%	5.78%		10.22%
Institutional Class
Return before taxes	1.02%	7.77%			12.38%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.12%		10.72%	9.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%		14.82%	14.98%
(1)	Institutional Class inception date.

Management

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Managers. Stephen E. Grant, Mitchell E. Appel and Nathan Eigerman share primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Grant has been the Fund’s portfolio manager since 2009. Mitchell Appel, Chief Executive Officer of the Adviser, has been one of the Fund’s portfolio managers since 2024. Mr. Eigerman has been one of the Fund’s portfolio managers since 2026.

Purchase and sale of Fund shares

The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions, and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72. Additional investments can be made in any amount.

Investor Class shares are available for purchase via regular monthly investments of $25 or more through Valu-Matic®. See “Special services” on page 82.

The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail, by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121‑9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through vlfunds.com. See “By exchange” on page 78.

Tax information

The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.

Payments to broker-dealers and other financial intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.